Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary USD ($)		Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2014 Class A Ordinary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares	Dec. 31, 2014 Class B Ordinary Shares USD ($)	Dec. 31, 2013 Class B Ordinary Shares
Short-term bank and other borrowings of the Consolidated VIE without recourse to the primary beneficiaries	$ 25,816		160,181		173,726
Accounts and notes payable of the Consolidated VIE without recourse to the primary beneficiaries	54,882		340,519		186,381
Accrued expenses and other payables of the Consolidated VIE without recourse to the primary beneficiaries	60,459		375,124		195,816
Advance from customers of the Consolidated VIE without recourse to the primary beneficiaries	15,743		97,679		546
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	54,581		338,655		32,558
Income tax payables of the Consolidated VIE without recourse to the primary beneficiaries.	4,461		27,677		11,427
Amount due to related parties of the Consolidated VIE without recourse to the primary beneficiaries	8,602	[1]	53,371	[1]	47,755	[1]
Current portion of long term bank and other borrowings of the Consolidated VIE without recourse to the primary beneficiaries	145,054		900,000		0
Current portion of capital lease obligations of the Consolidated VIE without recourse to the primary beneficiaries.	8,862		54,984		14,600
Deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries	991		6,150		0
Deferred tax liabilities of the Consolidated VIE without recourse to the primary beneficiaries.	435		2,696		3,115
Non-current portion of amount due to related parties of the Consolidated VIE without recourse to the beneficiaries	0		0		0
Long-term bank and other borrowings of the Consolidated VIE without recourse to the primary beneficiaries	0		0		900,000
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	11,934		74,044		0
Bonds payable Consolidated VIE without recourse to the primary beneficiaries.	0		0		0
Non-current portion of capital lease obligations of the Consolidated VIE without recourse to the primary beneficiaries	73,918		458,632		337,122
Unrecognized tax benefits of the Consolidated VIE without recourse to the primary beneficiaries	3,296		20,453		18,559
Deferred tax liabilities of the Consolidated VIE without recourse to the primary beneficiaries.	36,718		227,821		74,417
Deferred government grants of the Consolidated VIE without recourse to the primary beneficiaries	4,420		27,422		18,046
Mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries	$ 16,117		100,000		100,000
Ordinary shares, par value (in dollars per share)							$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares)							1,200,000,000	470,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)							346,803,765	344,745,991	49,430,544	53,480,544
Ordinary shares, shares outstanding (in shares)							346,803,765	344,745,991	49,430,544	53,480,544

[1]	Information with respect to related parties is discussed in Note 24.